Total
International Value Portfolio
International Value Portfolio
Investment Goal
This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Value Portfolio		Class I	Class P
Management Fee	[1]	0.65%	0.65%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	0.91%	0.71%
[1]	Expense information has been restated to reflect current fees.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - International Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	93	290	504	1,120
Class P	73	227	395	883

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 51% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
This Fund invests primarily in a diversified portfolio of equity securities of large foreign companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market. The Fund may also invest in mid-capitalization companies. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the MSCI Europe, Australasia and Far East (“EAFE”) Index. As of December 31, 2023, the market capitalization range for the MSCI EAFE Index (Net) was approximately $1.3 billion to $337.6 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $41.1 billion.
Equity securities in which the Fund principally invests are common stocks. The Fund may invest in American Depositary Receipts (“ADRs”). Fund holdings may be U.S. dollar or foreign currency-denominated.
The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.
The Fund may invest up to 25% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Financial sector.
The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based international equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Wellington Management Company LLP began managing the Fund on May 1, 2017, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2022: 21.56%; Q1 2020: (34.90%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - International Value Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1988)	20.20%	9.11%	3.67%	Jan. 04, 1988
Class P	Class P (incepted May 2, 2011)	20.45%	9.33%	3.88%	May 02, 2011
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)	18.24%	8.16%	4.28%